Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning balance, shares at Jun. 30, 2017	47,281,128
Beginning balance, value at Jun. 30, 2017	$ 236,406	$ 91,052,594	$ (104,291,857)	$ (13,002,857)
Net loss			(1,037,221)	(1,037,221)
Ending balance, shares at Jun. 30, 2018	47,281,128
Ending balance, value at Jun. 30, 2018	$ 236,406	91,052,594	(105,329,078)	(14,040,078)
Stock issued to related party - reimburse expenses, shares	1,000,000
Stock issued to related party - reimburse expenses, value	$ 5,000	33,585		38,585
Net loss			365,850	365,850
Ending balance, shares at Jun. 30, 2019	48,281,128
Ending balance, value at Jun. 30, 2019	$ 241,406	$ 91,086,179	$ (104,963,228)	$ (13,635,643)